December 8, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1004

Attn: Mr. Mark	Cowan, Document Control – EDGAR
Ms. Deborah	O’Neal-Johnson, Document Control – EDGAR

Re:	Columbia Funds Variable Series Trust II (File Nos. 333-146374/811-22127)

      Variable Portfolio-DFA International Value Fund

    Columbia Funds Series Trust II (File Nos. 333-131683/811-21852)

      Columbia Multi-Advisor International Value Fund

Dear Mr. Cowan and Ms. O’Neal-Johnson:

The above-mentioned Registrants are filing a preliminary information statement pursuant to Section 14(c) of the Securities and Exchange Act of 1934 in accordance with the terms of an exemptive order the Funds have received from the Securities and Exchange Commission. The exemptive order permits Columbia Management Investment Advisers, LLC, subject to the approval of the Board of Trustees, to select subadvisers best suited to achieve the Funds’ investment objective.

If you have any questions, please contact me at (612) 671-4321 or Katina A. Walker at (612) 671-6990.

Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen
Vice President and Secretary